Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net
Schedule of intangible assets subject to amortization
As of December 31,
2015
$
Customer contracts	9,702,600
Less: Accumulated amortization	(1,270,579)

Intangible assets subject to amortization, net	8,432,021